Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of other liabilities
	At December 31,
	2018	2017
Non-current
Concession fee payable (*)	791,474	916,203
Advances from customers	24,763	31,909
Provisions for legal claims (****)	7,966	5,798
Provision for maintenance costs (**)	21,685	22,207
Other taxes payable	4,430	8,531
Employee benefit obligation (***)	8,038	9,068
Salary payable	496	916
Other liabilities with related parties (Note 26)	1,785	1,816
Other payables	10,959	10,344
	871,596	1,006,792
Current
Concession fee payable (*)	116,480	54,840
Other taxes payable	24,411	32,840
Salary payable	39,565	41,753
Other liabilities with related parties (Note 26)	926	33,132
Advances from customers	6,030	6,124
Provision for maintenance cost (**)	7,412	9,496
Expenses provisions	2,030	4,569
Provisions for legal claims (****)	1,717	3,127
Other payables	26,877	23,605
	225,448	209,486

(*)The most significant amount include in concession fee payable are generated by the concession agreement between The Brazilian National Civil Aviation Agency – ANAC and Inframerica Concessionária do Aeroporto de Brasilia S.A. and Inframerica Concessionária do Aeroportode São Gonçalo do Amarante S.A.

(**) Changes in the year of the Provision for maintenance costs is as follows:

	2018	2017
Balances at the beginning of the year	31,703	26,826
Accrual of the year	2,947	2,822
Use of the provision	(2,804)	(1,507)
Provision reversal	(1,377)	-
Translation differences and inflation adjustment	(1,372)	3,562
Balances at the end of the year	29,097	31,703

(***) TAGSA and Toscana have post-employment benefits which are defined benefit obligation. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the period.

(****) Changes in the year of the provision for legal claims is as follows:

	2018	2017
Balances at the beginning of the year	8,925	5,878
Accrual of the year	4,283	3,661
Use of the provision	(1,638)	(810)
Translation differences and inflation adjustment	(1,887)	196
Balances at the end of the year	9,683	8,925

Schedule of maturity of the other liabilities
	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2018	224,468	87,901	268,503	2,091,094	2,671,966
At December 31, 2017	188,192	94,590	306,318	2,520,425	3,109,525

Schedule of changes in the year of the concession fee payable
	2018	2017
Balances at the beginning of the year	971,043	1,173,346
Financial result	86,331	98,122
Concession fees	146,649	162,117
Payments	(146,277)	(325,454)
Payments in advance	-	(40,126)
Others	(2,652)	(84,075)
Translation differences and inflation adjustment	(147,140)	(12,887)
Balances at the end of the year	907,954	971,043

Schedule of changes in the year of the Provision for maintenance costs
	2018	2017
Balances at the beginning of the year	31,703	26,826
Accrual of the year	2,947	2,822
Use of the provision	(2,804)	(1,507)
Provision reversal	(1,377)	-
Translation differences and inflation adjustment	(1,372)	3,562
Balances at the end of the year	29,097	31,703

Schedule of changes of the provision
	2018	2017
Balances at the beginning of the year	9,068	8,498
Actuarial gain/loss (in other comprehensive income)	(504)	(323)
Interest for services	160	165
Service Cost	256	250
Amounts paid in the year	(613)	(487)
Translation differences and inflation adjustment	(329)	965
At the end of the year	8,038	9,068

Schedule of changes in the year of the provision for legal claims
	2018	2017
Balances at the beginning of the year	8,925	5,878
Accrual of the year	4,283	3,661
Use of the provision	(1,638)	(810)
Translation differences and inflation adjustment	(1,887)	196
Balances at the end of the year	9,683	8,925

Toscana Aeroporti S.p.a.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision
Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25)%	2.5%	(2.5)%
Provision for salary payable	6,285	6,985	6,724	6,522	6,548	6,655

Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision
Assumption	Annual discount rate		Annual employee future wage increase		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.5%	(0.5)%	5%	(5)%
Provision for salary payable	1,304	1,485	1,487	1,301	1,360	1,424